Income Taxes (Income Taxes Included in The Statement of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income Taxes [Abstract]
Income (loss) before income taxes from continuing operation		$ (3,187)	$ 1,172		$ (14,888)
Statutory tax rate		24.00%	25.00%		26.50%
Theoretical income tax expense (benefit)		$ (765)	$ 293		$ (3,945)
Change in valuation allowance		(185)	(721)		308
Non-deductible expenses	[1]	186	182		640
Differences between foreign currencies and dollar-adjusted financial statements-net		(587)	(120)		283
Tax rate differential		633	(57)		(44)
Undistributed earnings of subsidiary					490
Change in tax rate		182	592
Recognition of income tax benefit with respect to losses related to investment in subsidiaries		(4,929)
Other	[2]	590	134		196
Actual income tax expense (benefit)		$ (4,875)	$ 303	[3]	$ (2,072)	[3]

[1]	Including non-deductible share based compensation.
[2]	In 2017 mainly related to intercompany dividend distribution tax liability
[3]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19